Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	May 03, 2021	Apr. 06, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value (in usd per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in share)	1,000,000,000		1,000,000,000	150,000,000	150,000,000
Common stock, shares issued (in usd per share)	106,234,792			95,985,817	95,931,549
Common stock, shares outstanding (in usd per share)	106,234,792			95,985,817	95,931,549